Business Segments	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Segment Reporting Disclosure
NOTE 21: BUSINESS SEGMENTS
The Company is a diversified media and entertainment company comprised of 42 television stations that are either owned by the Company or owned by others, but to which the Company provides certain services, along with a national general entertainment cable network, a production studio, a radio station, a digital and data technology business, a portfolio of real estate assets and investments in a variety of media, websites and other related assets that conducts its operations through two business segments: Television and Entertainment and Digital and Data. Following the Publishing Spin-off, the Company had realigned and renamed its reportable segments (see Note 2 for further information). The Company’s new reportable segments reflect the manner in which the Company sells its products to the marketplace and the manner in which it manages its operations and makes business decisions.
In addition, certain administrative activities, including operating the Company’s corporate office functions and managing the Company’s predominantly frozen company-sponsored defined benefit pension plans, as well as the management of certain of the Company’s real estate assets, are reported and included under Corporate and Other. Corporate and Other is not a reportable segment but is included for reconciliation purposes.
Television and Entertainment—The Company’s Television and Entertainment segment provides audiences across the country with news, entertainment and sports programming on Tribune Broadcasting local television stations and distinctive, high quality television series and movies on WGN America, including content produced by Tribune Studios and its production partners. Tribune Broadcasting owns or operates 42 local television stations, including the three stations to which we provide certain services under SSAs with Dreamcatcher, and consists of 14 FOX television affiliates, 13 CW Network, LLC television affiliates, 6 CBS television affiliates, 3 ABC television affiliates, 2 NBC television affiliates and 4 independent television stations. Additionally, the Television and Entertainment segment includes the digital multicast network services through Antenna TV and through the operation and distribution of THIS TV; WGN America, a national general entertainment cable network; Tribune Studios, a development and production studio; and radio program services on WGN-AM, a Chicago radio station.
Digital and Data— The Company’s Digital and Data operations provide innovative technology and services that collect, create and distribute video, music, sports and entertainment data primarily through wholesale distribution channels to consumers globally.
No single customer provides more than 10% of the Company’s consolidated revenues. In determining operating profit for each segment, none of the following items have been added or deducted: income and loss on equity investments, interest and dividend income, interest expense, non-operating items, reorganization costs or income taxes. Assets represent those tangible and intangible assets used in the operations of each segment.
The following table summarizes business segment financial data for the fiscal years ended December 31, 2015, December 28, 2014 and December 29, 2013 (in thousands):

	2015	2014	2013
Operating Revenues from Continuing Operations (1)
Television and Entertainment	$1,749,635	$1,725,641	$1,021,586
Digital and Data	211,527	168,926	72,055
Corporate and Other	49,298	54,792	53,599
Total operating revenues	$2,010,460	$1,949,359	$1,147,240
Operating (Loss) Profit from Continuing Operations (1)(2)
Television and Entertainment	$(174,955)	$337,431	$196,899
Digital and Data	8,409	2,899	15,538
Corporate and Other	(96,143)	(39,148)	(13,397)
Total operating (loss) profit	$(262,689)	$301,182	$199,040
Depreciation from Continuing Operations (3)
Television and Entertainment	$48,434	$50,262	$29,947
Digital and Data	9,738	7,744	2,576
Corporate and Other	16,117	12,181	8,664
Total depreciation	$74,289	$70,187	$41,187
Amortization from Continuing Operations (3)
Television and Entertainment	$165,936	$197,054	$105,526
Digital and Data	29,294	21,233	9,191
Total amortization	$195,230	$218,287	$114,717
Capital Expenditures
Television and Entertainment	$33,173	$34,149	$18,813
Digital and Data	23,626	13,102	2,993
Corporate and Other	32,285	35,892	33,205
Discontinued Operations	—	6,295	15,858
Total capital expenditures	$89,084	$89,438	$70,869
Assets
Television and Entertainment	$7,748,153	$8,234,456
Digital and Data (4)	725,151	644,985
Corporate and Other (5)	1,078,809	2,511,369
Assets held for sale (6)	206,422	5,645
Total assets	$9,758,535	$11,396,455

(1)	See Note 2 for the disclosures of operating revenues and operating profit included in discontinued operations for the historical periods.

(2)	Operating (loss) profit for each segment excludes income and loss on equity investments, interest and dividend income, interest expense, non-operating items, reorganization costs and income taxes.

(3)
Depreciation from discontinued operations totaled $19 million, and $34 million for the years ended December 28, 2014 and December 29, 2013, respectively. Amortization from discontinued operations totaled $4 million, and $6 million for the years ended December 28, 2014 and December 29, 2013, respectively.

(4)
At December 31, 2015 and December 28, 2014, Digital and Data total assets included $3 million and $4 million, respectively, related to restricted cash and cash equivalents held primarily to satisfy deferred compensation commitments.

(5)
As of December 31, 2015 and December 28, 2014, Corporate total assets included $18 million related to restricted cash held to satisfy remaining claim obligations to holders of priority claims and fees earned by professional advisors during Chapter 11 proceedings (see Note 3). Corporate and Other assets include certain real estate assets (see Note 2) as well as the Company’s equity investment in CareerBuilder.

(6)	See Note 7 for information regarding assets held for sale.